UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5076

Tax Exempt California Money Market Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

Tax-Exempt California Money Market Fund

	Principal Amount ($)	Value ($)

Municipal Investments 105.3%
California 102.6%
ABN AMRO, Munitops Certificates Trust:
Series 2005-38, 144A, 4.0% *, 5/1/2013 (a)	1,375,000	1,375,000
Series 2005-43, 144A, 4.0% *, 8/1/2013 (a)	5,040,000	5,040,000
Alameda County, CA, Certificates of Participation, Series 410, 144A, 3.97% *, 9/1/2021 (a)	250,000	250,000
California, ABAG Finance Authority For Non Profit Corps., Multi-Family Housing Revenue, California Hill Apartments, Series A, AMT, 3.97% *, 12/15/2032	2,350,000	2,350,000
California, East Bay Water Authority, 3.6%, 7/13/2006	3,100,000	3,100,000
California, Health Facilities Financing Authority Revenue, Kaiser Permanente, Series C, 3.95% *, 6/1/2041	4,500,000	4,500,000
California, Health Facilities Financing Authority Revenue, Scripps Health, Series A, 3.95% *, 10/1/2023, Bank One NA (b)	1,200,000	1,200,000
California, Housing Finance Agency Revenue, Home Mortgage:
AMT, Series C, 4.0% *, 2/1/2037	1,200,000	1,200,000
AMT, Series C, 4.0% *, 8/1/2037	1,500,000	1,500,000
California, Infrastructure & Economic Development Bank Revenue, Series PT-3501, 144A, 4.0% *, 7/1/2037 (a)	3,000,000	3,000,000
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	3,000,000	3,000,560
California, State Daily Kindergarten University, Series B-2, 3.91% *, 5/1/2034, Citibank NA (b)	2,500,000	2,500,000
California, State Department of Water Resources, Center Valley Project Revenue, Series B-32, 144A, 4.0% *, 12/1/2025 (a)	985,000	985,000
California, State Department of Water Resources, Power Supply Revenue:
Series C-8, 3.86% *, 5/1/2022, Bayerische Landesbank (b)	3,300,000	3,300,000
Series C-4, 3.92% *, 5/1/2022, JPMorgan Chase (b)	810,000	810,000
Series G-3, 3.97% *, 5/1/2016 (a)	1,200,000	1,200,000
Series C-7, 3.97% *, 5/1/2022 (a)	1,000,000	1,000,000
California, State Economic Recovery:
Series C-11, 3.9% *, 7/1/2023, BNP Paribas (b)	400,000	400,000
Series C-8, 3.91% *, 7/1/2023, Lloyds TSB Bank PLC (b)	130,000	130,000
California, State General Obligation:
Series A-2, 3.88% *, 5/1/2033, Westlb AG (b)	1,000,000	1,000,000
Series B-4, 3.9% *, 5/1/2033, BNP Paribas (b)	1,200,000	1,200,000
Series C-4, 3.94% *, 5/1/2033, Landesbank Hessen-Thuringen (b)	2,700,000	2,700,000
Series PT-1555, 144A, 4.01% *, 10/1/2010 (a)	900,000	900,000
California, State University Revenue:
Series 1320, 144A, 4.0% *, 11/1/2026 (a)	3,000,000	3,000,000
Series PT-2660, 144A, 4.01% *, 11/1/2025 (a)	1,680,000	1,680,000
California, Statewide Communities Development Authority Revenue, Tax and Revenue Anticipation Bonds, Series A-1, 4.5%, 6/29/2007 (a)	3,000,000	3,025,920
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Village at Shaw Apartments, Series E, AMT, 4.0% *, 11/15/2035	3,400,000	3,400,000
California, Statewide Communities Development Authority, Multi-Family Revenue, Avian Glen Apartments Project, Series CC, AMT, 3.99% *, 8/1/2039, Citibank NA (b)	2,000,000	2,000,000
California, Statewide Financing Authority, Tobacco Settlement, Series PA-1287, 144A, 4.03% *, 5/1/2037	3,150,000	3,150,000
Contra Costa County, CA, Multi-Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 3.97% *, 12/1/2032, Citibank NA (b)	175,000	175,000
Fullerton, CA, School District, Series PT-1558, 144A, 4.01% *, 8/1/2021 (a)	1,000,000	1,000,000

Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 3.98% *, 3/15/2033	500,000	500,000
Los Angeles, CA, Harbor Department Revenue, Series B, AMT, 5.25%, 11/1/2006	3,380,000	3,401,668
Los Angeles, CA, Unified School District:
Series SGA-144, 144A, 3.99% *, 1/1/2028 (a)	1,000,000	1,000,000
Series B-12, 144A, 4.0% *, 1/1/2027 (a)	1,000,000	1,000,000
Series SG-162, 144A, 4.0% *, 1/1/2028 (a)	1,400,000	1,400,000
Los Angeles, CA, Water and Power Revenue:
Series A-1, 3.92% *, 7/1/2035	100,000	100,000
Series A-5, 3.92% *, 7/1/2035	600,000	600,000
Series A-8, 3.94% *, 7/1/2035	100,000	100,000
Series B-7, 3.95% *, 7/1/2034	1,200,000	1,200,000
Series B-5, 3.95% *, 7/1/2034	1,000,000	1,000,000
Menlo Park, CA, Community Development Agency Tax Allocation, Las Pulgas Community Development, 3.99% *, 1/1/2031 (a)	1,200,000	1,200,000
Orange County, CA, Municipal Water District, 3.7%, 7/13/2006	2,000,000	2,000,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.99% *, 7/1/2036, Citibank NA (b)	4,472,000	4,472,000
Sacramento County, CA, Water Financing Authority Revenue, Series PA-1176, 144A, 4.01% *, 6/1/2011 (a)	1,435,000	1,435,000
Sacramento, CA, Housing Authority, Multi-Family Revenue, Phoenix Park II Apartments, Series F, AMT, 3.99% *, 10/1/2036, Citibank NA (b)	400,000	400,000
San Diego County, CA, Water Authority, Series 1, 3.62%, 9/7/2006	4,500,000	4,500,000
San Francisco, CA, Bay Area, Rapid Transportation District, Sales Tax Revenue, Series PA-572, 144A, 4.01% *, 1/1/2008 (a)	2,250,000	2,250,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B-20, 144A, 4.0% *, 10/1/2022 (a)	3,000,000	3,000,000
San Francisco, CA, City & County, Redevelopment Agency, Multi-Family Housing Revenue, Derek Silva Community, Series D, AMT, 4.0% *, 12/1/2019, Citibank NA (b)	2,340,000	2,340,000
San Jose, CA, Multi-Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 3.98% *, 3/1/2032	500,000	500,000
San Jose, CA, Unified School District, Santa Clara County, Series PT-3497, 144A, 4.01% *, 8/1/2022 (a)	1,500,000	1,500,000
Southern California, Metropolitan Water District, Waterworks Revenue:
Series B, 3.9% *, 7/1/2028	500,000	500,000
Series C-2, 3.92% *, 7/1/2030	1,895,000	1,895,000
Triunfo County, CA, Sanitation District Revenue, 4.0% *, 6/1/2019, BNP Paribas (b)	190,000	190,000
Ventura County, CA, Tax and Revenue Anticipation Notes, 4.5%, 7/2/2007	3,000,000	3,023,070
Vista, CA, Unified School District, Series PT-2116, 144A, 3.86% *, 8/1/2008 (a)	1,100,000	1,100,000

		100,678,218
Puerto Rico 1.3%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.98% *, 10/1/2008	800,000	800,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.97% *, 7/1/2020 (a)	150,000	150,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 4.01% *, 12/1/2030	375,000	375,000

		1,325,000
Rhode Island 1.4%
Rhode Island, Lehman Brothers, Inc. as Trustor, Series 2006-F5-D, 144A, 3.98% *, 10/2/2006	1,400,000	1,400,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 103,403,218)	105.3	103,403,218
Other Assets and Liabilities, Net	(5.3)	(5,247,814)

Net Assets	100.0	98,155,404

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	10.0
Financial Guaranty Insurance Company	7.4
Financial Security Assurance, Inc.	11.0
MBIA Corporation	6.9

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006